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February 25, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE TRUST)
     FILE NO.  33-32548

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent Post-Effective Amendment, which was filed electronically.


  Pursuant to the requirements of 485(b), it is hereby requested that the Amendment become effective on February 27, 2004.


  If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-5284.




Sincerely,

The Vanguard Group, Inc.





Sarah A. Buescher
Senior Counsel